Fair Value Measurements (Details) - Schedule of changes in fair value - Warrant Liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ 32,688,342
Assumption of Public and Private Warrants in Business Combination		5,278,145
SPA Warrants from Convertible Note		20,949,110
Change in fair value of warrant liabilities	$ 2,236,904	6,461,087
Balance ending		$ 32,688,342